Acquisitions (Narrative) (Details) $ / shares in Units, € in Millions, SFr in Millions, $ in Millions									1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 04, 2016 USD ($) $ / shares	Dec. 08, 2015 CHF (SFr)	Dec. 08, 2015 USD ($)	Sep. 15, 2015 USD ($)	Aug. 31, 2015 USD ($) $ / shares	Jul. 08, 2015 USD ($)	Jul. 08, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($) Business_Segments	Apr. 01, 2016 USD ($)	Jul. 01, 2016 Reporting_Unit	Dec. 31, 2016 USD ($) Businesses Reporting_Unit	Dec. 31, 2015 USD ($) Reporting_Unit Business	Jul. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Reporting_Unit Business	Dec. 31, 2014 EUR (€) Reporting_Unit Business
Business Acquisition [Line Items]
Assumed debt								$ 135.5		$ 135.5				$ 1.0	$ 417.0		$ 135.5
Goodwill														3,061.8	9,841.0		1,492.4
Net cash consideration											$ 0.0	$ 94.7		$ 4,880.1	$ 14,247.8		$ 2,839.4
Number of segments											4		5	4	4		4	4
Decrease in additional paid-in capital											$ (1.0)
Payment for purchase of noncontrolling interests											64.4	$ 0.0
Decrease in noncontrolling interests											$ (63.0)
Cepheid
Business Acquisition [Line Items]
Business acquisition, share price | $ / shares	$ 53.00
Business combination, consideration transferred	$ 4,000.0
Assumed debt														$ 1.0
Revenue reported by acquired entity for last annual period														539.0
Goodwill														2,584.0
Net cash consideration														3,997.7
Transaction costs														61.0
Pall Corporation
Business Acquisition [Line Items]
Business acquisition, share price | $ / shares					$ 127.20
Business combination, consideration transferred					$ 13,600.0
Assumed debt					417.0										$ 416.9
Cash acquired from acquisition					1,200.0
Revenue reported by acquired entity for last annual period																$ 2,800.0
Goodwill					9,600.0										9,556.2
Payments to acquire businesses, gross					2,500.0
Net cash consideration															13,577.6
Transaction costs															47.0
Curtailment gain on accumulated benefit obligation															11.0
Nobel Biocare
Business Acquisition [Line Items]
Assumed debt								132.7		132.7							$ 132.7
Revenue reported by acquired entity for last annual period																	780.0	€ 567
Goodwill										1,000.0							1,013.6
Net cash consideration								1,900.0	SFr 1,900
Transaction costs								12.0		12.0							12.0
Others
Business Acquisition [Line Items]
Assumed debt								$ 2.8		$ 2.8				0.0	0.1		2.8
Revenue reported by acquired entity for last annual period														237.0	355.0		285.0
Goodwill														$ 477.8	$ 284.8		$ 478.8
Number of businesses acquired														7	9		10	10
Net cash consideration														$ 882.4	$ 670.2		$ 978.0
Commercial paper | Pall Corporation
Business Acquisition [Line Items]
Net proceeds from debt					$ 8,100.0
Euro-denominated senior unsecured notes | Senior notes
Business Acquisition [Line Items]
Net proceeds from debt						$ 3,000.0	€ 2,700
Euro-denominated senior unsecured notes | Senior notes | Pall Corporation
Business Acquisition [Line Items]
Net proceeds from debt						$ 3,000.0	€ 2,700
U.S. dollar-denominated senior unsecured notes | Senior notes
Business Acquisition [Line Items]
Net proceeds from debt				$ 2,000.0
U.S. dollar-denominated senior unsecured notes | Senior notes | Pall Corporation
Business Acquisition [Line Items]
Net proceeds from debt				$ 2,000.0
Swiss franc-denominated senior unsecured bonds | Bonds | Pall Corporation
Business Acquisition [Line Items]
Net proceeds from debt		SFr 755	$ 732.0
Fair value adjustment to inventory | Cepheid
Business Acquisition [Line Items]
Fair value adjustments to inventory														$ (23.0)
Fair value adjustment to inventory | Pall Corporation
Business Acquisition [Line Items]
Fair value adjustments to inventory															(91.0)
Fair value adjustment to inventory | Nobel Biocare
Business Acquisition [Line Items]
Fair value adjustments to inventory															$ (20.0)		$ (5.0)